Liability for Employee Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability for Employee Severance Benefits [Abstract]
Severance liability	$ 838	$ 667
Severance expenses	$ 1,078	$ 1,004	$ 935